Warrants - Warrant Liability (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			5 Months Ended	6 Months Ended	12 Months Ended
	Sep. 03, 2024	Oct. 13, 2024	Jul. 21, 2024	Oct. 15, 2023	Oct. 15, 2023	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023	Jul. 31, 2023
Warrants And Rights Outstanding Rollforward [Roll Forward]
Issuance of warrants		$ 67		$ 173			$ 173	$ 1,722
Reclassification of liability-classified warrants		1,864		1,834	$ 0	$ (1,864)	894
Exercised							(2,203)
Change in fair value		$ (3,573)		$ (1,759)	(1,350)	$ (6,248)	$ (26,633)	$ 0
Exercise price of warrant (in dollars per share)		$ 9.25				$ 9.25	$ 9.58	$ 1.31
Warrants
Warrants And Rights Outstanding Rollforward [Roll Forward]
Beginning balance		$ 3,373	$ 5,411		1,925	$ 5,411	$ 1,925
Issuance of warrants	$ 401	401					173
Reclassification of liability-classified warrants	$ (1,864)	(1,864)					894
Exercised							(2,202)
Change in fair value		(4,928)	(2,038)				(25,872)
Ending balance		$ 766	$ 3,373			$ 766	$ 5,411	$ 1,925
Exercise price of warrant (in dollars per share)		$ 11.50				$ 11.50	$ 11.50
Expiration period		5 years				5 years	5 years
Warrants | Public And Private Warrants
Warrants And Rights Outstanding Rollforward [Roll Forward]
Issuance of warrants							$ 29,824
Granite Creek Capital Partners LLC
Warrants And Rights Outstanding Rollforward [Roll Forward]
Beginning balance					$ 1,925		1,925
Ending balance								$ 1,925
Exercise price of warrant (in dollars per share)									$ 0.001
Granite Creek Capital Partners LLC | Warrants
Warrants And Rights Outstanding Rollforward [Roll Forward]
Issuance of warrants							$ 1,015